UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street
Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Core Bond ETF

July 31, 2016 (Unaudited)

U.S. Treasury Obligations 32.1%

Issue Description	Principal Amount ($)	Value ($)

U.S. TREASURY INFLATION INDEXED NOTE 12.5%
0.125%, 04/15/19	102,525	104,077
0.125%, 01/15/22	451,104	458,716
0.250%, 01/15/25	212,999	217,348
1.125%, 01/15/21	208,660	222,092
Total		1,002,233
U.S. TREASURY NOTE 10.7%
1.000%, 06/30/19	275,000	276,944
1.250%, 12/15/18	130,000	131,661
1.750%, 12/31/20	50,000	51,633
2.000%, 02/15/23	125,000	130,952
2.125%, 01/31/21	60,000	62,948
2.250%, 07/31/21	100,000	105,820
7.500%, 11/15/24	65,000	96,530
Total		856,488
U.S. TREASURY BOND 6.8%
2.500%, 02/15/45	75,000	79,910
2.750%, 08/15/42	100,000	112,535
4.375%, 02/15/38	50,000	72,182
5.000%, 05/15/37	80,000	124,253
5.250%, 11/15/28	55,000	77,604
5.375%, 02/15/31	50,000	74,557
Total		541,041
U.S. TREASURY INFLATION INDEXED BOND 2.1%
0.750%, 02/15/42	159,477	165,547
Total U.S. Treasury Obligations (Cost $2,410,143)		2,565,309

Corporate Bonds & Notes 29.3%

AEROSPACE & DEFENSE 0.6%
L-3 Communications Corp.
3.950%, 11/15/16	29,000	29,234
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,023
Total		44,257
AUTOMOTIVE 0.6%
Ford Motor Credit Co. LLC
1.082%, 11/08/16(a)	25,000	24,998
Toyota Motor Credit Corp.
0.826%, 05/16/17(a)	25,000	25,010
Total		50,008
BANKING 3.7%
Bank of America Corp.
6.400%, 08/28/17	40,000	42,126
Citigroup, Inc.
4.500%, 01/14/22	35,000	38,819
Deutsche Bank AG
2.950%, 08/20/20	50,000	49,685
Fifth Third Bancorp
1.067%, 12/20/16(a)	10,000	9,995
2.300%, 03/01/19	25,000	25,362
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	10,000	11,363
6.000%, 06/15/20	30,000	34,328
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,131
JPMorgan Chase & Co.
6.400%, 05/15/38	25,000	34,849
KeyCorp
2.300%, 12/13/18	25,000	25,431
Morgan Stanley
4.750%, 03/22/17	10,000	10,228
Total		293,317
CHEMICALS 0.6%
Eastman Chemical Co.
5.500%, 11/15/19	25,000	27,690
LYB International Finance BV
4.000%, 07/15/23	20,000	21,844
Total		49,534
CONSTRUCTION MACHINERY 0.5%
Caterpillar Financial Services Corp.
5.450%, 04/15/18	30,000	32,158
John Deere Capital Corp.
0.969%, 01/16/18(a)	10,000	10,014
Total		42,172
DIVERSIFIED MANUFACTURING 0.3%
United Technologies Corp.
3.100%, 06/01/22	25,000	26,844
ELECTRIC 1.7%
Berkshire Hathaway Energy Co.
5.750%, 04/01/18	14,000	15,017
Commonwealth Edison Co.
4.350%, 11/15/45	60,000	70,367
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,728
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,043
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	10,471
Talen Energy Supply LLC
4.600%, 12/15/21	25,000	20,000
Total		137,626
ENVIRONMENTAL 0.4%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,645
FOOD AND BEVERAGE 1.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	33,886
Campbell Soup Co.
3.800%, 08/02/42	22,000	22,682
ConAgra Foods, Inc.
3.200%, 01/25/23	35,000	36,524
Total		93,092

Issue Description	Principal Amount ($)	Value ($)
FOREIGN AGENCIES 0.3%
Petroleos Mexicanos
5.500%, 06/27/44	25,000	22,622
GAS PIPELINES 0.9%
NiSource Finance Corp.
5.250%, 02/15/43	10,000	12,298
5.800%, 02/01/42	15,000	19,689
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,716
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	35,000	32,299
Total		75,002
HEALTH CARE 0.5%
Becton, Dickinson and Co.
2.675%, 12/15/19	5,000	5,185
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	33,124
Total		38,309
HEALTHCARE INSURANCE 0.5%
Aetna, Inc.
2.750%, 11/15/22	20,000	20,474
Anthem, Inc.
3.300%, 01/15/23	20,000	20,977
Total		41,451
INDEPENDENT ENERGY 0.3%
Anadarko Petroleum Corp.
6.375%, 09/15/17	3,000	3,146
Encana Corp.
3.900%, 11/15/21	10,000	9,909
Nexen Energy ULC
5.875%, 03/10/35	10,000	12,192
Total		25,247
INTEGRATED ENERGY 0.8%
Murphy Oil Corp.
6.125%, 12/01/42	35,000	30,863
Total Capital International SA
3.750%, 04/10/24	30,000	33,011
Total		63,874
LIFE INSURANCE 1.7%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	18,562
Hartford Financial Services Group, Inc. (The)
5.375%, 03/15/17	25,000	25,613
MetLife, Inc.
6.400%, 12/15/36	60,000	66,590
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,871
6.625%, 06/21/40	5,000	6,652
Total		134,288
MEDIA CABLE 0.4%
Comcast Corp.
5.150%, 03/01/20	20,000	22,697
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,067
Total		30,764
MEDIA NON-CABLE 0.2%
RELX Capital, Inc.
3.125%, 10/15/22	15,000	15,456
METALS 1.3%
Alcoa, Inc.
5.400%, 04/15/21	15,000	15,970
5.950%, 02/01/37	5,000	5,062
6.750%, 07/15/18	5,000	5,425
Freeport-McMoRan, Inc.
3.100%, 03/15/20	20,000	18,544
Teck Resources Ltd.
4.500%, 01/15/21	20,000	18,100
5.400%, 02/01/43	20,000	13,900
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	9,712
Vale SA
5.625%, 09/11/42	25,000	21,313
Total		108,026
MIDSTREAM 1.2%
El Paso Corp.
6.500%, 09/15/20	20,000	22,388
El Paso Pipeline Partners Operating Co. LLC
4.300%, 05/01/24	15,000	15,230
5.000%, 10/01/21	10,000	10,762
Energy Transfer Partners LP
5.150%, 03/15/45	15,000	13,955
6.500%, 02/01/42	10,000	10,577
Kinder Morgan Energy Partners LP
3.500%, 03/01/21	10,000	10,211
Kinder Morgan, Inc.
3.050%, 12/01/19	10,000	10,253
Total		93,376
NON-CAPTIVE CONSUMER 0.1%
Discover Financial Services
6.450%, 06/12/17	10,000	10,389
NON-CAPTIVE DIVERSIFIED 0.7%
General Electric Capital Corp.
2.300%, 04/27/17	10,000	10,110
4.375%, 09/16/20	40,000	44,578
Total		54,688
OIL FIELD SERVICES 0.5%
Noble Holding International Ltd.
7.950%, 04/01/45	50,000	36,500
OTHER FINANCIAL INSTITUTIONS 0.3%
NYSE Euronext
2.000%, 10/05/17	20,000	20,179
PHARMACEUTICALS 0.3%
Biogen, Inc.
5.200%, 09/15/45	10,000	11,984
Gilead Sciences, Inc.
3.650%, 03/01/26	10,000	10,910
Total		22,894

Issue Description	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 0.9%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	30,760
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,051
Liberty Mutual Group, Inc.
4.950%, 05/01/22(b)	30,000	33,539
Total		74,350
RAILROADS 1.1%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	15,000	15,972
4.550%, 09/01/44	25,000	29,949
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	10,826
CSX Corp.
7.375%, 02/01/19	30,000	34,413
Total		91,160
REITS 0.3%
Boston Properties LP
4.125%, 05/15/21	15,000	16,402
Simon Property Group LP
2.150%, 09/15/17	10,000	10,098
Total		26,500
RESTAURANTS 0.8%
McDonald’s Corp.
2.625%, 01/15/22	25,000	25,913
Yum! Brands, Inc.
3.875%, 11/01/23	40,000	39,400
Total		65,313
RETAIL 0.5%
CVS Health Corp.
5.125%, 07/20/45	30,000	38,156
RETAILERS 0.7%
Home Depot, Inc. (The)
3.350%, 09/15/25	5,000	5,521
Lowe’s Cos., Inc.
4.375%, 09/15/45	45,000	53,051
Total		58,572
SUPRANATIONAL 0.3%
European Investment Bank
5.125%, 05/30/17	25,000	25,891
TECHNOLOGY 2.5%
Apple, Inc.
2.850%, 05/06/21	15,000	15,859
Automatic Data Processing, Inc.
3.375%, 09/15/25	5,000	5,481
Cisco Systems, Inc.
2.125%, 03/01/19	5,000	5,136
4.450%, 01/15/20	30,000	33,177
Intel Corp.
3.300%, 10/01/21	25,000	27,282
Microsoft Corp.
3.750%, 02/12/45	20,000	20,701
Oracle Corp.
2.500%, 05/15/22	25,000	25,711
6.500%, 04/15/38	30,000	41,535
Xerox Corp.
4.800%, 03/01/35	15,000	14,521
6.750%, 12/15/39	10,000	9,950
Total		199,353
TRANSPORTATION SERVICES 0.6%
ERAC USA Finance LLC
5.625%, 03/15/42(b)	10,000	12,355
7.000%, 10/15/37(b)	25,000	34,791
Total		47,146
WIRELESS 0.3%
American Tower Corp.
5.050%, 09/01/20	20,000	22,272
WIRELINES 1.7%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,044
4.750%, 05/15/46	10,000	10,589
5.150%, 03/15/42	20,000	22,524
5.800%, 02/15/19	30,000	33,192
6.375%, 03/01/41	10,000	12,681
Verizon Communications, Inc.
2.625%, 02/21/20	32,000	33,203
3.000%, 11/01/21	10,000	10,561
Total		132,794
Total Corporate Bonds & Notes (Cost $2,213,524)		2,345,067

U.S. Government & Agency Obligations 24.8%

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 11.1%
1.883%, 04/16/32	9,915	9,909
3.500%, 08/01/46	350,000	371,985
3.500%, 08/01/46(c)	75,000	79,756
4.000%, 08/01/46(c)	375,000	402,905
5.000%, 02/15/40	13,757	15,359
6.000%, 12/15/37	4,923	5,616
Total		885,530
FEDERAL NATIONAL MORTGAGE ASSOCIATION 10.9%
3.000%, 08/01/31(c)	200,000	209,844
3.500%, 01/25/24	11,542	11,815
3.500%, 08/01/31(c)	175,000	185,320
3.500%, 08/01/46(c)	150,000	158,426
4.000%, 03/01/26	16,647	17,759
4.000%, 03/01/41	41,529	44,678
4.000%, 08/01/46(c)	75,000	80,405
4.500%, 02/01/22	2,902	2,973
4.500%, 08/01/39	64,405	71,565

Issue Description	Principal Amount ($)	Value ($)
4.500%, 03/01/41	18,014	19,728
4.500%, 03/01/41	10,487	11,555
5.000%, 03/01/24	1,787	1,917
5.000%, 10/01/39	17,213	19,068
5.500%, 04/01/38	6,418	7,192
6.000%, 09/01/39	10,454	11,958
6.500%, 09/01/38	9,069	10,476
Total		864,679
FEDERAL HOME LOAN MORTGAGE CORPORATION 2.8%
3.500%, 03/15/24	1,017	1,020
3.500%, 09/15/24	1,790	1,828
3.750%, 03/27/19	150,000	161,426
5.000%, 02/01/40	37,996	41,848
5.500%, 05/01/35	14,878	16,721
6.000%, 10/01/38	5,664	6,472
6.500%, 08/01/38	804	922
Total		230,237
Total U.S. Government & Agency Obligations (Cost $1,952,129)		1,980,446

Asset-Backed Securities — Non-Agency 2.4%

Honda Auto Receivables 2015-2 Owner Trust
1.040%, 02/21/19	50,000	50,002
Resolution Funding Corp PO Strip
0.000%, 10/15/19(d)	50,000	48,415
Small Business Administration Participation Certificates
3.110%, 04/01/34	44,416	46,982
3.920%, 10/01/29	24,008	25,967
3.150%, 07/01/33	19,410	20,573
Total Asset-Backed Securities — Non-Agency (Cost $183,392)		191,939

Mortgage-Backed Securities 1.8%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	18,611	18,736
Csail Commercial Mortgage Trust
3.231%, 06/15/57	100,000	106,679
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	20,816	21,003
Total Mortgage-Backed Securities (Cost $142,386)		146,418

Municipal Bonds 1.4%

CALIFORNIA 0.4%
State of California
7.550%, 04/01/39	20,000	32,999
ILLINOIS 0.6%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	38,873
State of Illinois
5.877%, 03/01/19	10,000	10,891
Total Illinois		49,764
OHIO 0.4%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	21,432
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	5,136
Total Ohio		26,568
Total Municipal Bonds (Cost $91,127)		109,331

Foreign Government Obligations 0.5%

Mexico Government International Bond
3.625%, 03/15/22	8,000	8,448
Turkey Government International Bond
6.875%, 03/17/36	25,000	29,375
Total Foreign Government Obligations (Cost $35,934)		37,823

Money Market Funds 26.6%

	Shares	Value ($)
Dreyfus Treasury Securities Cash Management Institutional Shares 0.180%(e)	2,128,264	2,128,264
Total Money Market Funds (Cost $2,128,264)		2,128,264
Total Investments (Cost $9,156,899)		9,504,597	(f)
Other Assets & Liabilities, Net		(1,511,687)
Net Assets		7,992,910

Notes to Portfolio of Investments

(a)         Variable rate security.

(b)         Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $80,685 or 1.0% of net assets.

(c)          Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)         Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(e)          The rate shown is the seven-day current annualized yield at July 31, 2016.

(f)           Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	1,397,529	1,167,780	—	2,565,309
Corporate Bonds & Notes	—	2,345,067	—	2,345,067
U.S. Government & Agency Obligations	—	1,980,446	—	1,980,446
Asset-Backed Securities — Non-Agency	—	191,939	—	191,939
Mortgage-Backed Securities	—	146,418	—	146,418
Municipal Bonds	—	109,331	—	109,331
Foreign Government Obligations	—	37,823	—	37,823
Money Market Fund	2,128,264	—	—	2,128,264
Total	3,525,793	5,978,804	—	9,504,597

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)

—	838,553	838,553	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Level 2 and 3 during the period.

PORTFOLIO OF INVESTMENTS

Columbia Intermediate Municipal Bond ETF

July 31, 2016 (Unaudited)

Municipal Bonds 98.6%

Issue Description	Principal Amount ($)	Value ($)
ALASKA 2.0%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	111,025

ARIZONA 4.2%
City of Scottsdale
5.000%, 07/01/24	100,000	118,981
La Paz County Industrial Development Authority
Series A
Revenue Bonds
5.000%, 02/15/36(a)	100,000	112,253
Total Arizona		231,234

CALIFORNIA 16.1%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	119,322
California State Public Works Board
Series A
Revenue Bonds
5.000%, 09/01/31	100,000	123,225
California State Public Works Board Lease Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	100,000	115,626
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	121,106
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	168,183
State of California
4.000%, 09/01/32	100,000	115,813
5.000%, 02/01/27	100,000	120,245
Total California		883,520

COLORADO 3.5%
Colorado Health Facilities Authority
Revenue Bonds
5.000%, 12/01/27	75,000	89,152
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	101,320
Total Colorado		190,472

DISTRICT OF COLUMBIA 2.1%
District of Columbia
Revenue Bonds
5.000%, 06/01/36	100,000	115,269

FLORIDA 9.8%
Citizens Property Insurance Corp.
Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	156,147
County of Miami-Dade Florida Aviation Revenue
Series B
Revenue Bonds
5.000%, 10/01/32	120,000	145,502
Orange County School Board
Revenue Bonds
5.000%, 08/01/33	100,000	122,905
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	110,836
Total Florida		535,390

ILLINOIS 8.3%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	232,066
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	112,783
Illinois Municipal Electric Agency
Series A
Revenue Bonds
5.000%, 02/01/30	60,000	73,164
State of Illinois
5.250%, 02/01/31	35,000	38,939
Total Illinois		456,952

LOUISIANA 1.5%
Parish of St. Charles Louisiana
Revenue Bonds
4.000%, 12/01/40	75,000	83,436

MARYLAND 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	236,638

Issue Description	Principal Amount ($)	Value ($)
MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency, Prerefunded 09/01/18
Series B
Revenue Bonds
4.750%, 09/01/23	35,000	38,010
Massachusetts Development Finance Agency, Unrefunded
Series B
Revenue Bonds
4.750%, 09/01/23	65,000	70,322
Total Massachusetts		108,332

MICHIGAN 1.6%
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/32	75,000	88,969

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
5.000%, 02/01/26	75,000	88,062

NEW JERSEY 2.0%
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	111,990

NEW MEXICO 1.9%
New Mexico Finance Authority Revenue Subordinated Lien Public Project Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	104,184

NEW YORK 5.7%
New York State Dormitory Authority
Series A
Revenue Bonds
5.000%, 05/01/31	80,000	98,034
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	106,221
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	107,265
Total New York		311,520

OKLAHOMA 2.0%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	112,846

PENNSYLVANIA 4.4%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	118,446
Pennsylvania Turnpike Commission
Series A-1
Revenue Bonds
5.000%, 12/01/35	100,000	120,617
Total Pennsylvania		239,063

SOUTH CAROLINA 2.2%
County of Florence South Carolina
Revenue Bonds
5.000%, 11/01/32	100,000	120,443

TEXAS 12.8%
Central Texas Regional Mobility Authority
Series A
Revenue Bonds
5.000%, 01/01/30	100,000	121,936
Central Texas Turnpike System
Series C
Revenue Bonds
5.000%, 08/15/34	100,000	117,478
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	112,922
Lower Colorado River Authority Texas Revenue, Prerefunded 5/15/19
Revenue Bonds
5.000%, 05/15/22	5,000	5,582
Lower Colorado River Authority Texas Revenue, Unrefunded
Revenue Bonds
5.000%, 05/15/22	95,000	105,847
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/31	50,000	59,841
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	177,349
Total Texas		700,955

Issue Description	Principal Amount ($)	Value ($)
WASHINGTON 8.5%
Energy Northwest
Series A
Revenue Bonds
5.000%, 07/01/27	100,000	129,696
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	89,295
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	111,349
Port of Seattle Washington Revenue Authority
Series A
Revenue Bonds
5.500%, 09/01/20	115,000	135,747
Total Washington		466,087

WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	113,484
Total Municipal Bonds (Cost $5,012,420)		5,409,871

Money Market Funds 0.8%

	Shares
Dreyfus Tax Exempt Cash Management Institutional Shares 0.220%(b)	43,211	43,211
Total Money Market Funds (Cost $43,211)		43,211
Total Investments (Cost $5,055,631)		5,453,082	(c)
Other Assets & Liabilities, Net		34,396
Net Assets		5,487,478

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the  value of these securities amounted to $112,253 or 2.0% of net assets.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2016.

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	—	5,409,871	—	5,409,871
Money Market Fund	43,211	—	—	43,211
Total	43,211	5,409,871	—	5,453,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

At July 31, 2016, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was as follows (unaudited):

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Core Bond ETF	9,162,269	381,576	(39,248)	342,328
Columbia Intermediate Municipal Bond ETF	5,055,631	397,451	—	397,451

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016